PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Costs capitalized to construction in progress	$ 21,774	$ 8,542
Cost of property and equipment held under capital lease	233,503	224,752
Accumulated depreciation and amortization of property and equipment held under capital lease	$ 63,758	$ 49,288